Common stock (Tables)	12 Months Ended
Dec. 31, 2022
Common stock [Abstract]
Schedule of common stock reserved for future issuance
	As of December, 31
	2022	2021
Conversion of outstanding redeemable convertible preferred stock	307,298.151	307,298.151
Stock options issued and outstanding	—	20,187.576
Restricted stock units (vested pending settlement and unvested)	50,674.000	—
Warrants	14,961.265	6,886.027
Remaining shares available for future issuance under the ESOP Plan	—	101,457.955
Remaining shares available for future issuance under the RSU Plan	33,008.690	—